Pioneer Global Equity Fund

Schedule of Investments | November 30, 2020

Ticker Symbols:
Class A Class C Class K Class R Class Y	GLOSX GCSLX PGEKX PRGEX PGSYX

Schedule of Investments | 11/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.0%
	COMMON STOCKS - 99.0% of Net Assets
	Aerospace & Defense - 1.3%
203,754(a)	Hensoldt AG	$3,028,567
	Total Aerospace & Defense	$3,028,567
	Automobiles - 1.8%
272,718	Fiat Chrysler Automobiles NV	$4,248,519
	Total Automobiles	$4,248,519
	Banks - 8.1%
433,681(a)	ABN AMRO Bank NV (144A)	$4,463,786
32,027	BNP Paribas S.A.	1,634,675
938,524(a)	Grupo Financiero Banorte S.A.B de CV, Class O	4,685,589
178,892	KB Financial Group, Inc.	7,365,612
47,200	Sumitomo Mitsui Financial Group, Inc.	1,368,051
	Total Banks	$19,517,713
	Beverages - 0.7%
42,400	Asahi Group Holdings, Ltd.	$1,631,073
	Total Beverages	$1,631,073
	Biotechnology - 2.1%
36,151	AbbVie, Inc.	$3,780,672
2,583(a)	Regeneron Pharmaceuticals, Inc.	1,332,905
	Total Biotechnology	$5,113,577
	Capital Markets - 1.8%
56,546	AllianceBernstein Holding LP	$1,802,121
41,040	Morgan Stanley	2,537,503
	Total Capital Markets	$4,339,624
	Chemicals - 1.4%
4,602	LG Chem, Ltd.	$3,334,263
	Total Chemicals	$3,334,263
	Construction Materials - 2.0%
121,817	CRH Plc	$4,779,054
	Total Construction Materials	$4,779,054
	Diversified Telecommunication Services - 1.2%
277,913	CenturyLink, Inc.	$2,904,191
	Total Diversified Telecommunication Services	$2,904,191
	Electric Utilities - 1.0%
82,455	PPL Corp.	$2,343,371
	Total Electric Utilities	$2,343,371
	Electrical Equipment - 5.9%
22,751	Eaton Corp. Plc	$2,755,373
11,582(a)	Generac Holdings, Inc.	2,497,079
245,100	Mitsubishi Electric Corp.	3,606,463
122,777	Prysmian S.p.A.	4,034,688
5,266	Rockwell Automation, Inc.	1,345,779
	Total Electrical Equipment	$14,239,382
	Electronic Equipment, Instruments & Components - 2.8%
16,241	CDW Corp.	$2,119,288
9,643	Samsung SDI Co., Ltd.	4,653,427
	Total Electronic Equipment, Instruments & Components	$6,772,715
	Financials - 1.3%
66,322	Charles Schwab Corp.	$3,235,187
	Total Financials	$3,235,187
	Food & Staples Retailing - 2.6%
16,832	Magnit PJSC	$1,090,261
82,305	Magnit PJSC (G.D.R.)	1,242,209
99,600	Seven & i Holdings Co., Ltd.	3,146,539
22,343	Walgreens Boots Alliance, Inc.	849,257
	Total Food & Staples Retailing	$6,328,266
	Food Products - 1.0%
70,640	Kraft Heinz Co.	$2,326,882
	Total Food Products	$2,326,882
	Health Care - 2.3%
37,385	Gilead Sciences, Inc.	$2,268,148
22,200	Johnson & Johnson	3,211,896
	Total Health Care	$5,480,044
	Health Care Equipment & Supplies - 3.7%
46,156	Medtronic Plc	$5,247,937
24,236	Zimmer Biomet Holdings, Inc.	3,614,073
	Total Health Care Equipment & Supplies	$8,862,010
	Hotels, Restaurants & Leisure - 2.7%
36,866	Darden Restaurants, Inc.	$3,980,791
19,682	Marriott International, Inc.	2,497,055
	Total Hotels, Restaurants & Leisure	$6,477,846
	Household Durables - 3.6%
95,260	Persimmon Plc	$3,369,246
56,000	Sony Corp.	5,210,781
	Total Household Durables	$8,580,027
Shares		Value
	Industrial Conglomerates - 1.0%
88,700	Toshiba Corp.	$2,473,181
	Total Industrial Conglomerates	$2,473,181
	Information Technology - 0.6%
34,841	Cisco Systems, Inc.	$1,498,860
	Total Information Technology	$1,498,860
	Insurance - 6.1%
147,901	Hartford Financial Services Group, Inc.	$6,537,224
203,000	Ping An Insurance Group Co. of China, Ltd., Class H	2,377,431
27,015	Progressive Corp.	2,353,277
16,891	Willis Towers Watson Plc	3,516,537
	Total Insurance	$14,784,469
	Interactive Media & Services - 6.0%
6,670(a)	Alphabet, Inc.	$11,701,848
10,050(a)	Facebook, Inc.	2,783,548
	Total Interactive Media & Services	$14,485,396
	Internet & Direct Marketing Retail - 3.5%
43,700(a)	Alibaba Group Holding, Ltd.	$1,436,454
1,194(a)	Amazon.com, Inc.	3,782,640
62,738	eBay, Inc.	3,163,877
	Total Internet & Direct Marketing Retail	$8,382,971
	IT Services - 2.4%
73,152	Cognizant Technology Solutions Corp.	$5,715,366
	Total IT Services	$5,715,366
	Machinery - 1.0%
13,584	Caterpillar, Inc.	$2,358,047
	Total Machinery	$2,358,047
	Metals & Mining - 1.2%
45,249	Rio Tinto Plc	$2,935,361
	Total Metals & Mining	$2,935,361
	Multi-Utilities - 2.9%
223,189	CenterPoint Energy, Inc.	$5,175,753
44,988	RWE AG	1,868,839
	Total Multi-Utilities	$7,044,592
	Oil, Gas & Consumable Fuels - 4.0%
91,700	Marathon Petroleum Corp.	$3,565,296
745,329	Rosneft Oil Co. PJSC (G.D.R.)	4,308,720
52,282	Royal Dutch Shell PLC, Class B (A.D.R.)	1,696,551
	Total Oil, Gas & Consumable Fuels	$9,570,567
	Personal Products - 1.1%
45,295	Unilever PLC	$2,750,070
	Total Personal Products	$2,750,070
	Pharmaceuticals - 3.9%
23,400	Eisai Co., Ltd.	$1,757,520
67,700	KDDI Corp.	1,942,480
77,615	Pfizer, Inc.	2,973,431
7,319	Roche Holding AG	2,411,250
15,789(a)	Viatris, Inc.	265,571
	Total Pharmaceuticals	$9,350,252
	Road & Rail - 1.1%
14,831	Kansas City Southern	$2,761,087
	Total Road & Rail	$2,761,087
	Semiconductors & Semiconductor Equipment - 5.3%
101,015(a)	Micron Technology, Inc.	$6,474,051
25,334	QUALCOMM, Inc.	3,728,405
156,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,629,738
	Total Semiconductors & Semiconductor Equipment	$12,832,194
	Software - 4.2%
22,556	Microsoft Corp.	$4,828,563
91,822	Oracle Corp.	5,299,966
	Total Software	$10,128,529
	Specialty Retail - 0.5%
6,956	Lowe’s Cos., Inc.	$1,083,884
	Total Specialty Retail	$1,083,884
	Technology Hardware, Storage & Peripherals - 3.4%
33,981	Apple, Inc.	$4,045,438
69,202	Samsung Electronics Co., Ltd.	4,174,010
	Total Technology Hardware, Storage & Peripherals	$8,219,448
	Textiles, Apparel & Luxury Goods - 1.5%
5,132	Kering	$3,693,096
	Total Textiles, Apparel & Luxury Goods	$3,693,096
	Trading Companies & Distributors - 2.0%
28,855	Ferguson Plc	$3,236,046
6,513(a)	United Rentals, Inc.	1,478,321
	Total Trading Companies & Distributors	$4,714,367
	TOTAL COMMON STOCKS
	(Cost $193,508,787)	$238,324,048
		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.0%
	(Cost $193,508,787) (b)	$238,324,048
	OTHER ASSETS AND LIABILITIES - 1.0%	$2,363,494
	NET ASSETS - 100.0%	$240,687,542

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2020, the value of these securities amounted to $4,463,786, or 1.9% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(a)	Non-income producing security.
(b)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	53.2%
Japan	8.9%
United Kingdom	8.4%
South Korea	8.2%
Ireland	4.2%
Russia	2.8%
Netherlands	2.6%
France	2.2%
Germany	2.1%
Mexico	2.0%
Italy	1.7%
China	1.6%
Taiwan	1.1%
Switzerland	1.0%
100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$–	$3,028,567	$–	$3,028,567
Automobiles	–	4,248,519	–	4,248,519
Banks	–	19,517,713	–	19,517,713
Beverages	–	1,631,073	–	1,631,073
Chemicals	–	3,334,263	–	3,334,263
Construction Materials	–	4,779,054	–	4,779,054
Electrical Equipment	6,598,231	7,641,151	–	14,239,382
Electronic Equipment, Instruments & Components	2,119,288	4,653,427	–	6,772,715
Food & Staples Retailing	849,257	5,479,009	–	6,328,266
Household Durables	–	8,580,027	–	8,580,027
Industrial Conglomerates	–	2,473,181	–	2,473,181
Insurance	12,407,038	2,377,431	–	14,784,469
Internet & Direct Marketing Retail	6,946,517	1,436,454	–	8,382,971
Metals & Mining	–	2,935,361	–	2,935,361
Multi-Utilities	5,175,753	1,868,839	–	7,044,592
Oil, Gas & Consumable Fuels	5,261,847	4,308,720	–	9,570,567
Pharmaceuticals	3,239,002	6,111,250	–	9,350,252
Semiconductors & Semiconductor Equipment	10,202,456	2,629,738	–	12,832,194
Technology Hardware, Storage & Peripherals	4,045,438	4,174,010	–	8,219,448
Textiles, Apparel & Luxury Goods	–	3,693,096	–	3,693,096
Trading Companies & Distributors	1,478,321	3,236,046	–	4,714,367
All Other Common Stocks	81,863,971	–	–	81,863,971
Total Investments in Securities	$140,187,119	$98,136,929	$–	$238,324,048

During the three months ended November 30, 2020, there were no transfers between Levels 1, 2 and 3.